Label	Element	Value
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001131042_SupplementTextBlock
GPS FUNDS I

GuideMark® Core Fixed Income Fund

Service Shares

SUPPLEMENT TO THE PROSPECTUS

DATED JULY 31, 2017

The date of this supplement is December 1, 2017.

1. Effective as of the close of business November 30, 2017 (the "Termination Date"), Barrow, Hanley, Mewhinney & Strauss, LLC ("BHMS") will no longer serve as a sub-advisor for the GuideMark® Core Fixed Income Fund (the "Fund").  All references to BHMS and all other details and descriptions regarding its management of the Fund in the Prospectus are deleted in their entirety effective as of the close of business on the Termination Date.

2. Effective as of December 1, 2017, the Fund's contractual annual management fee will be reduced from 0.50% to 0.40% and the Fund's current expense limitation agreement will be amended to reduce the expense cap for the Service Shares of the Fund from 1.29% to 1.19%.

3.  In connection with the reduction of the Fund's annual management fee and expense cap, effective as of December 1, 2017, the information under "SUMMARY SECTION—GuideMark® Core Fixed Income Fund—Fees and Expenses of the Fund" and "SUMMARY SECTION—GuideMark® Core Fixed Income Fund—Example" in the Prospectus is deleted in its entirety and replaced as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	GuideMark(R) Core Fixed Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect current fees due to a contractual reduction in the annual management fee payable by the Fund from 0.50% to 0.40% effective as of December 1, 2017. Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) also has been restated to reflect an amendment to the Fund's expense limitation agreement effective as of December 1, 2017, which reduced the expense limitation amount for the Service Shares of the Fund from 1.29% to 1.19%.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the amount of Total Annual Fund Operating Expenses shown in the above table differs from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus because the Management Fees and Total Annual Fund Operating Expenses shown above have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.24%	[1]
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.20%	[1],[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,517

[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect current fees due to a contractual reduction in the annual management fee payable by the Fund from 0.50% to 0.40% effective as of December 1, 2017. Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) also has been restated to reflect an amendment to the Fund's expense limitation agreement effective as of December 1, 2017, which reduced the expense limitation amount for the Service Shares of the Fund from 1.29% to 1.19%.
[2]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2018, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) for Service Shares do not exceed 1.19% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2018 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table differs from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus because the Management Fees and Total Annual Fund Operating Expenses shown above have been restated to reflect current expenses.